Provision for Income Taxes	6 Months Ended
Sep. 30, 2025
Provision for Income Taxes [Abstract]
PROVISION FOR INCOME TAXES

NOTE 14 — PROVISION FOR INCOME TAXES

BVI

Grande Group are not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the two-tiered profits tax rates regime, the first HK$2 million of the estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The assessable profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the Hong Kong profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

The effective tax rates on loss/income before income taxes for the six months ended September 30, 2025 and 2024 was nil and 18.01%, respectively.

The current and deferred portions of the income tax expenses included in the unaudited interim condensed consolidated statements of operations as determined in accordance with ASC 740, Income Taxes, are as follows:

	September 30,
	2025	2024
Current taxes	$—	$97,248

The following table reconciles statutory rate to effective tax rate:

	September 30,
	2025	2024
Hong Kong statutory income tax rate	16.50%	16.50%
– Non-taxable income	1.14%	(0.17)%
– Non-deductible expenses	(4.58)%	5.40%
– Temporary difference not recognized	(0.11)%	0.24%
– Tax reduction	—	(0.04)%
– Tax losses not recognized	(12.95)%	—
– Income tax at concessionary rate	—	(3.92)%
Effective tax rate	—	18.01%

Realization of the Company’s deferred tax asset is dependent upon the Company generating sufficient taxable income in future years to obtain benefit from the reversal of temporary differences.

Uncertain tax positions are evaluated based upon the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustment may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue. As of September 30, 2025 and March 31, 2025, the Company has no uncertain tax positions.

The Company files income tax returns in Hong Kong. The Company’s tax returns from inception through September 30, 2025 remain open and subject to examination. The Company is not currently under examination by any taxing authorities.

The Company’s policy is to recognize interest and penalties related to income tax matters as a component of income tax expense. The Company has not recognized interest or penalties in its unaudited interim condensed consolidated statements of operations since inception.

As of September 30, 2025 and March 31, 2025, the Company has no significant unrecognized deferred tax assets or deferred tax liabilities.